Borrowings (Details Narrative)		4 Months Ended	12 Months Ended
	Jan. 05, 2022 USD ($)	May 01, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Apr. 04, 2022 shares	Mar. 31, 2022 USD ($)	Jan. 03, 2022 shares
Debt Instrument [Line Items]
Debt Instrument, Covenant Description			The Company’s secured credit facilities, which were drawn in January 2022, require compliance with maintenance covenants. Depending on the facility, these covenants include: (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 125% to 133%, (ii) minimum liquidity up to a maximum of $10,000, (iii) total debt divided by total assets, as defined in each credit facility, of 75%; and (iv) net worth, as defined in the credit facility, of $125,000.
Write off of Deferred Debt Issuance Cost			$ 1,777,000
Gain/ (Loss) on bond and debt extinguishment			951,000	$ 7,047,000	$ 47,430,000
Amount outstanding			1,405,814,000	1,612,718,000
Accrued interest			$ 45,445,000	$ 55,650,000
Common Stock, Shares, Outstanding | shares			25,198,620	15,881,147
Proceeds from Issuance of Senior Long-term Debt			$ 0	$ 487,504,000	$ 0
Debt, Weighted Average Interest Rate			8.78%	7.89%	7.70%
Sale And Leaseback Agreements $68,000 [Member]
Debt Instrument [Line Items]
Repayment frequency			monthly
Sale Leaseback Transaction, Date			first quarter of 2020
Finance lease, liability			$ 68,000,000
Number of repayment installments			144
Sale And Leaseback Agreements $68,000 [Member] | Capesize Vessel A [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment			$ 224,000
Debt Instrument, Maturity Date, Description			fourth quarter of 2031
Balloon payment			$ 750,000
Sale And Leaseback Agreements $68,000 [Member] | Capesize Vessel B [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment			$ 238,000
Debt Instrument, Maturity Date, Description			first quarter of 2032
Balloon payment			$ 750,000
Sale And Leaseback Agreements $68,000 [Member] | Two dry bulk tankers [Member]
Debt Instrument [Line Items]
Amount outstanding			$ 57,392,000
Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date			December 2021
Finance lease, liability			$ 77,000,000
Sale and Leaseback Transaction Description			in order to finance four dry bulk vessels
Sale and Leaseback Agreements $77,000 [Member] | Two dry bulk tankers [Member]
Debt Instrument [Line Items]
Number of repayment installments			96
Debt Instrument, Periodic Payment			$ 481,000
Debt Instrument, Maturity Date, Description			fourth quarter of 2029
Balloon payment			$ 3,600,000
Sale and Leaseback Agreements $77,000 [Member] | One Dry Bulk Vessels [Member]
Debt Instrument [Line Items]
Number of repayment installments			72
Debt Instrument, Periodic Payment			$ 688,000
Debt Instrument, Maturity Date, Description			fourth quarter of 2027
Balloon payment			$ 3,500,000
Sale and Leaseback Agreements $12,000 [Member]
Debt Instrument [Line Items]
Number of repayment installments			60
Repayment frequency			monthly
Sale Leaseback Transaction, Date			March 2022
Finance lease, liability			$ 12,000,000
Debt Instrument, Periodic Payment			$ 521,000
Debt Instrument, Maturity Date, Description			first quarter of 2027
Balloon payment			$ 1,600,000
Sale and Leaseback Transaction Description			to finance one dry bulk vessel.
Navios Logistics [Member] | Six Liquid Barges [Member]
Debt Instrument [Line Items]
Fixed interest rate			8.50%
Amount outstanding			$ 11,213,000
Line of credit facility initiation date			December 2020
Number of repayment installments			20
Repayment frequency			quarterly
Number of loan tranches			6
Sale and Leaseback Transaction Description			for the construction of six liquid barges
Seller's credit agreement			$ 13,475,000
Navios Logistics [Member] | Seller's Credit Agreement for the Navios Logistics 2020 Fleet [Member]
Debt Instrument [Line Items]
Fixed interest rate			5.00%
Amount outstanding			$ 15,000,000
Line of credit facility initiation date			fourth quarter of 2020
Number of repayment installments			3
Repayment frequency			annual
Repayment installment			$ 5,000,000
Sale and Leaseback Transaction Description			for the acquisition of three pushboats and 18 tank barges
Seller's credit agreement			$ 15,000,000
Convertible Debenture [Member]
Debt Instrument [Line Items]
Number of trading months			36
Convertible Debt			$ 24,000,000
Debt Instrument, Convertible, Terms of Conversion Feature			five years
Convertible conversion ratio			4.00%
Common Stock, Shares, Outstanding | shares						9,133,147
Minimum [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			5
Maximum [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			10
Credit Agricole Corporate and Investment Bank $11.1m [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 11,100,000
Credit Agricole Corporate and Investment Bank $11.4m [Member]
Debt Instrument [Line Items]
Repayments of Debt			11,400,000
Hamburg Commercial Bank AG [Member]
Debt Instrument [Line Items]
Repayments of Debt			9,945,000
DVB Bank S.E. [Member]
Debt Instrument [Line Items]
Repayments of Debt			4,504,000
Alpha Bank A.E. [Member]
Debt Instrument [Line Items]
Repayments of Debt			20,200,000
Alpha Bank A.E. $12.95m [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 12,925,000
Credit Agricole Corporate And Investment Bank [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to: a) repay all amounts outstanding under the facility agreement dated September 2010 and b) repay all amounts outstanding under the facility agreement dated December 20, 2013.
Maximum borrowing capacity			$ 28,745,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			2.80%
Line of credit facility issuance date			Feb. 14, 2018
Hamburg Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to partially refinance the fourth tranche of the Commerzbank facility.
Amount outstanding			$ 0
Maximum borrowing capacity			$ 15,300,000
Number of repayment installments			3
Repayment frequency			quarterly
Repayment installment			$ 383,000
Balloon payment on the last repayment date			$ 8,798,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.00%
Line of credit facility issuance date			May 23, 2017
DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Amount outstanding			$ 0
Maximum borrowing capacity			$ 42,000,000
Line of credit facility issuance date			Mar. 23, 2012
Number of loan tranches			2
Amended DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to extend the maturity of the outstanding balance originally due in the first and second quarter of 2020 for one year, to June 2021
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			2.93%
Line of credit facility issuance date			Nov. 12, 2019
DVB Bank SE $40.0m ( [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013.
Amount outstanding			$ 0
Line of credit facility initiation date			September 2013
Maximum borrowing capacity			$ 40,000,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.25%
Extended DVB Bank SE $40.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to extend the maturity of the outstanding balance originally due by September 2018 for three years, to September 2021.
Line of credit facility initiation date			December 2017
Number of vessels released as collateral			two
Loan Facility Alpha Bank ($31,000) [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to finance part of the acquisition of a Capesize vessel
Maximum borrowing capacity			$ 31,000,000
Number of repayment installments			8
Repayment frequency			quarterly
Repayment installment			$ 450,000
Balloon payment on the last repayment date			$ 16,600,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.00%
Line of credit facility issuance date			Nov. 06, 2014
Amount outstanding			$ 0
Loan Facility Alpha Bank ($16,125) [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to refinance one Capesize vessel
Maximum borrowing capacity			$ 16,125,000
Number of repayment installments			8
Repayment frequency			quarterly
Repayment installment			$ 275,000
Balloon payment on the last repayment date			$ 10,725,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.00%
Line of credit facility issuance date			Nov. 03, 2016
Amount outstanding			$ 0
Hamburg Commercial Bank AG ($101,750) [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			for the refinancing of seven drybulk vessels.
Repayments of Debt			$ 10,380,000
Line of credit facility initiation date			December 2021
Maximum borrowing capacity			$ 101,750,000
Number of repayment installments			8
Repayment frequency			quarterly
Repayment installment			$ 3,915,000
Balloon payment on the last repayment date			$ 60,027,000
Line of Credit Facility, Interest Rate Description			LIBOR
Repayment date			March 2022
Number of vessels released as collateral			one
Amount drawn down	$ 101,750,000
Hamburg Commercial Bank AG ($101,750) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan margin percentage			3.25%
Hamburg Commercial Bank AG ($101,750) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan margin percentage			4.50%
Loan Facility Credit Agricole ($105,000) [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			for the refinancing of seven drybulk vessels.
Line of credit facility initiation date			December 2021
Maximum borrowing capacity			$ 105,000,000
Balloon payment on the last repayment date			$ 41,000,000
Line of Credit Facility, Interest Rate Description			LIBOR
Amount drawn down	105,000,000
Loan Facility Credit Agricole ($105,000) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan margin percentage			2.85%
Loan Facility Credit Agricole ($105,000) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan margin percentage			3.75%
Four Navios Holdings Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 36,199,000
Series I Preferred Stock [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares								1,000
Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount							$ 25,000,000
Second Redemption [Member] | Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 20,000,000
Percentage of principal amount redeemed			100.00%
Redemption date			September 13, 2021
Debt instrument issuance date			September 3, 2021
Third Redemption [Member] | Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 20,000,000
Percentage of principal amount redeemed			100.00%
Redemption date			September 24, 2021
Debt instrument issuance date			September 14, 2021
Fourth Redemption [Member] | Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 10,000,000
Percentage of principal amount redeemed			100.00%
Redemption date			October 11, 2021
Debt instrument issuance date			October 1, 2021
Fifth Redemption [Member] | Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 25,000,000
Percentage of principal amount redeemed			100.00%
Redemption date			March 30, 2022
Debt instrument issuance date			March 18, 2022
First Loan [Member] | Emporiki Bank of Greece $23.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to partially finance the construction of one Panamax vessel
Amount outstanding			$ 0
Line of credit facility initiation date			August 2011
Maximum borrowing capacity			$ 23,000,000
Number of repayment installments			5
Repayment frequency			semi-annual
Repayment installment			$ 750,000
Balloon payment on the last repayment date			$ 8,850,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			2.75%
Second Loan [Member] | Emporiki Bank of Greece $23.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to partially finance the construction of one newbuilding bulk carrier
Amount outstanding			$ 0
Line of credit facility initiation date			December 2011
Maximum borrowing capacity			$ 23,000,000
Number of repayment installments			3
Repayment frequency			semi-annual
Repayment installment			$ 750,000
Balloon payment on the last repayment date			$ 9,150,000
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.25%
Tranche A [Member] | DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to finance the acquisition of a Handysize vessel
Maximum borrowing capacity			$ 26,000,000
Tranche B [Member] | DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			to refinance the outstanding debt of an Ultra-Handymax vessel
Maximum borrowing capacity			$ 16,000,000
Number of repayment installments				2
Repayment frequency				quarterly
Repayment installment				$ 268,000
Balloon payment on the last repayment date				3,968,000
Tranche C [Member] | DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to finance the acquisition of a Capesize vessel
Maximum borrowing capacity			$ 30,000,000
Line of credit facility issuance date			Jun. 27, 2014
Tranche A and Tranche C [Member] | Amended DVB Bank SE $42.0m [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 33,003,000
Repayment date			September 2020
First four installments [Member] | Loan Facility Credit Agricole ($105,000) [Member]
Debt Instrument [Line Items]
Repayment installment			$ 6,500,000
Repayment frequency			quarterly
Next eight installments [Member] | Loan Facility Credit Agricole ($105,000) [Member]
Debt Instrument [Line Items]
Repayment installment			$ 4,750,000
Repayment frequency			quarterly
Three of the four new sale and leaseback agreements [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit			$ 58,000,000
One Dry Bulk Vessels [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Repayment frequency			monthly
Three out of four dry bulk vessels [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Outstanding balance under sale and leaseback transaction			$ 57,445,000
Fourth Sale And Leaseback Agreement [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Repayment frequency			monthly
Finance lease, liability			$ 19,000,000
Number of repayment installments			84
Debt Instrument, Periodic Payment			$ 643,000
Debt Instrument, Maturity Date, Description			first quarter of 2029
Balloon payment			$ 1,000,000
Drawn down date			January, 2022
Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Initiation date			November 21, 2017
Face amount at issuance date			$ 305,000,000
Fixed interest rate			11.25%
Debt instrument, issuance price percentage			97.00%
Description of collateral			The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios GP L.L.C., Navios Logistics and Navios Partners
Debt Instrument, Covenant Description			The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default.
Debt Instrument, Covenant Compliance			The Co-Issuers were in compliance with the covenants as of December 31, 2021.
Debt Instrument, Repurchased Face Amount			$ 150,000,000
Amount outstanding			$ 130,000,000
Maturity date			August 2022
Senior Secured 2022 Notes [Member] | Upon occurrence of certain change of control events [Member]
Debt Instrument [Line Items]
Redemption price percentage			101.00%
Sixth Supplemental Indenture [Member]
Debt Instrument [Line Items]
Initiation date			October 1, 2020
Long-term Debt, Description			to amend the terms of the indenture and related pledge agreements governing the 2022 Senior Secured Notes following its receipt of consents from bondholders representing a majority in aggregate principal amount (the “Consenting Noteholders”) of the 2022 Senior Secured Notes
Consent Agreement [Member]
Debt Instrument [Line Items]
Initiation date			October 1, 2020
Long-term Debt, Description			which amendments required consent from 66 2/3% of the outstanding 2022 Senior Secured Notes affected.
Seventh Supplemental Indenture [Member]
Debt Instrument [Line Items]
Initiation date			November 17, 2020
Long-term Debt, Description			to further amend the terms of the indenture governing the 2022 Senior Secured Notes, pursuant to which Wilmington Trust, National Association became the successor Trustee and successor Collateral Trustee in respect of the 2022 Senior Secured Notes.
Eighth Supplemental Indenture [Member]
Debt Instrument [Line Items]
Initiation date			June 29, 2021
Debt Instrument, Repurchased Face Amount			$ 100,000
Percentage of principal amount redeemed			100.00%
Eighth Supplemental Indenture [Member] | First Redemption [Member]
Debt Instrument [Line Items]
Redemption date			July 23, 2021
Proceeds from Lines of Credit			$ 75,264,000
2022 Notes [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 650,000,000
Fixed interest rate			7.375%
Debt Instrument, Repurchased Face Amount			$ 21,356,000	20,782,000	$ 81,235,000
Debt instrument issuance date			November 29, 2013
Maturity date			January 2022
Debt Instrument, Repurchase Amount			$ 18,588,000	9,443,000	50,683,000
Gain/ (Loss) on bond and debt extinguishment			2,728,000	11,204,000	47,430,000
Amount outstanding			$ 455,466,000
Debt Instrument, Collateral			14 drybulk vessels
Cash Collateral for Borrowed Securities			$ 84,260,000
Repayments of Debt			$ 455,566,000
Repayment date			January 2022
2022 Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount					35,500,000
Debt Instrument, Repurchase Amount					$ 17,642,000
2022 Notes [Member] | Until January 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral			23 dry bulk vessels
Senior Notes 2024 [Member]
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Senior Notes 2024 [Member] | Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 4,747,000
Fixed interest rate			9.75%
Issuance date/Date of agreement			Mar. 21, 2019
Treasury Stock, Shares, Acquired | shares			10,930
Senior Notes 2024 [Member] | Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 3,879,000
Issuance date/Date of agreement			Apr. 21, 2019
Treasury Stock, Shares, Acquired | shares			8,841
Secured Debt [Member]
Debt Instrument [Line Items]
Amount outstanding			$ 0
Repayments of Secured Debt			$ 70,074,000
NSM Loan [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement			Aug. 29, 2019
Maximum borrowing capacity			$ 141,795,000
Repayment frequency			quarterly
Amended NSM Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to refinance the outstanding balance of this facility with the NSM Loan I
Amount outstanding			$ 48,879,000
Line of credit facility initiation date			December 2021
Accrued interest			$ 306,000
$50.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			to be used for general corporate purposes.
Amount outstanding			$ 39,735,000
Line of credit facility initiation date			June 2020
Maximum borrowing capacity			$ 50,000,000
Number of repayment installments			18
Repayment frequency			quarterly
$115.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			(i) to refinance the $50.0 million NSM Loan, (ii) to redeem certain 2022 Senior Secured Notes and (iii) to be used for general corporate purposes.
Proceeds from Lines of Credit			$ 115,000,000
Line of credit facility initiation date			June 2021
Maximum borrowing capacity			$ 115,000,000
$115.0 million NSM Loan [Member] | Senior Secured 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount			$ 70,000,000
Amended $115.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Description			in order to refinance the outstanding balance of this facility through the NSM Loan II
Amount outstanding			$ 64,630,000
Issuance date/Date of agreement			Dec. 31, 2021
Accrued interest			$ 571,000
NSM Loan I [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit	79,059,000	$ 127,632,000
Line of credit facility initiation date			December 2021
Maximum borrowing capacity			$ 127,632,000
Repayment frequency			quarterly
Repayment installment			$ 5,000,000
Number of loan tranches			2
NSM Loan I [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 48,573,000
NSM Loan I [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 79,059,000
NSM Loan II [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit	$ 70,941,000
Line of credit facility initiation date			December 2021
Maximum borrowing capacity			$ 135,000,000
Repayment frequency			quarterly
Repayment installment			$ 5,000,000
Number of loan tranches			2
NSM Loan II [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			70,941,000
2022 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 375,000,000
Fixed interest rate			7.25%
Redemption price percentage			100.00%
Gain/ (Loss) on bond and debt extinguishment			$ 2,661,000
Issuance date/Date of agreement			Apr. 22, 2014
Maturity Date			May 01, 2022
Debt Instrument, Redemption Period End Date			Jul. 16, 2020
Navios Logistics Term Loan B Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 100,000,000
Long-term Debt, Description			to pay certain fees and expenses related to the offering, with the balance to be used for general corporate purposes.
Gain/ (Loss) on bond and debt extinguishment			$ 1,496,000
Issuance date/Date of agreement			Nov. 03, 2017
Repayments of Debt			$ 97,500,000
Loan margin percentage			4.75%
Repayment date			July 8, 2020
Interest rate			LIBOR
Debt amortization percentage			1.00%
Repayments of Related Party Debt			$ 375,000,000
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 500,000,000
Debt Instrument, Covenant Description			The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”).
Debt Instrument, Covenant Compliance			The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2021.
Long-term Debt, Description			to satisfy and discharge the indenture governing the 2022 Logistics Senior Notes
Gain/ (Loss) on bond and debt extinguishment			$ 4,157,000
Issuance date/Date of agreement			Jul. 08, 2020
Proceeds from Issuance of Senior Long-term Debt			$ 487,504,000
Debt finance costs			$ 15,927,000	19,414,000
2025 Logistics Senior Notes [Member] | Upon occurrence of certain change of control events [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Percentage of principal amount redeemed			100.00%
2025 Logistics Senior Notes [Member] | Prior to August 1, 2022 [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Redemption price percentage			110.75%
Percentage of principal amount redeemed			35.00%
Debt Instrument, Redemption, Description			Prior to August 1, 2022, the Logistics Co-Issuers may also redeem all or a part of the 2025 Logistics Senior Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Logistics Senior Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the Indenture governing the 2025 Logistics Senior Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Logistics Senior Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates.
Navios Logistics Notes Payable [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Amount outstanding			$ 12,463,000
Maximum borrowing capacity			$ 41,964,000
Number of repayment installments			16
Repayment frequency			semi-annual
Interest rate			six-month LIBOR
Debt finance costs			$ 5,949,000
Navios Logistics New BBVA Loan Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 25,000,000
Debt Instrument, Covenant Compliance			Navios Logistics was in compliance with the covenants set forth in the Navios Logistics New BBVA Facility as of December 31, 2021.
Amount outstanding			$ 12,000,000	22,000,000
Issuance date/Date of agreement			Feb. 28, 2020
Repayment frequency			quarterly
Loan margin percentage			3.25%
Sale and Leaseback Transaction Description			The Navios Logistics New BBVA Facility was used to repay the then existed debt with the bank, and for general corporate purposes.
Drawn down date			July 8, 2020
Maturity Date			Mar. 31, 2022
Interest rate			LIBOR
Description of collateral			was secured by assignments of certain receivables.
Navios Logistics 2022 BBVA Facility [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement			Mar. 23, 2022
Sale and Leaseback Transaction Description			in order to refinance the outstanding balance of Navios Logistics New BBVA Facility through the Navios Logistics 2022 BBVA Facility.
Navios Logistics Alpha Bank Loan [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 14,000,000
Debt Instrument, Covenant Compliance			Navios Logistics was in compliance with the covenants set forth in the Navios Logistics Alpha Bank Loan as of December 31, 2021.
Amount outstanding			$ 7,700,000	$ 9,100,000
Issuance date/Date of agreement			May 18, 2017
Balloon payment on the last repayment date			$ 7,000,000
Loan margin percentage			3.15%
Repayment frequency			quarterly
Sale and Leaseback Transaction Description			in order to finance the acquisition of two product tankers
Interest rate			LIBOR (90 days)
Number of repayment installment			20
Amended Navios Logistics Alpha Bank Loan [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Face amount at issuance date			$ 7,000,000
Line of credit facility initiation date			December 2021
Balloon payment on the last repayment date			$ 2,800,000
Repayment frequency			quarterly
Sale and Leaseback Transaction Description			to amend the Navios Logistics Alpha Bank Loan, extending its maturity and amending the repayment schedule.
Number of repayment installment			12
Other long-term loans [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Fixed interest rate			6.00%
Debt Instrument, Covenant Compliance			Navios Logistics was in compliance with all the covenants set forth in this facility as of December 31, 2021.
Maximum borrowing capacity			$ 817,000
Repayment frequency			monthly
Repayment installment			$ 6,000
Line of credit facility issuance date			Oct. 29, 2009
Sale and Leaseback Transaction Description			in order to finance the construction of the pushboat Nazira.